Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3 – LOANS

At December 31, 2011 and 2010, loans were comprised of the following:

	2011	2010
Commercial and industrial	$126,225	$155,410

Commercial real estate	129,958	152,374

Residential real estate and home equity	83,814	93,646

Consumer and credit card	19,770	23,411

	359,767	424,841

Add: Net deferred loan origination fees/costs	—	23

Total loans receivable	$359,767	$424,864

Loans to principal officers, directors, and their related affiliates during 2011 and 2010 in the normal course of business were as follows.

	2011	2010
Balance at beginning of year	$716	$7,988

New loans	—	1

Repayments	(78)	(7,273)

Balance at end of year	$638	$716